12. Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of convertible debt

The following tables set forth the components of the Company’s convertible notes at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
8% Convertible Promissory Notes (Bridge Notes)	$373,587	$–
10% Unsecured Convertible Redeemable Notes – Variable Conversion Price	265,000	100,000
10% Secured Convertible Notes with Original Issuance Discounts (OID Notes)	153,250	664,473
12% Senior Secured Convertible Notes (Newbridge)	52,572	289,143
12% Senior Secured Convertible Notes (Original TDH Notes)	882,175	4,000,000
12% Senior Secured Convertible Notes (TDH Secured Notes)	1,645,393	505,000
12% Senior Secured Convertible Notes (Additional Secured Notes)	260,315	–
Loan discounts	(385,266)	(224,958)
Total convertible notes, net	3,247,026
Less: current portion of convertible notes, net	(2,349,677)	(4,828,658)
Convertible notes, net	$897,349	$505,000

Schedule of future debt maturity payments

The principal repayments based upon the maturity dates of the Company’s borrowings for each of the next five years are as follows:

2021	$2,184,677
2022	$527,784
2023	$594,720
2024	$160,111
2025 and thereafter	$–